INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax	$ 17,521	$ (36,290)	$ (709)
Deferred tax	8,983	(28,610)	(23,551)
Income tax benefit (expense)	$ 26,504	$ (64,900)	$ (24,260)